As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, Treasurer
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/07

Date of reporting period: 07/01/06-9/30/06

Item 1. Schedule of Investments.

Hotchkis and Wiley Core Value Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.49%
Aerospace & Defense - 4.69%
Lockheed Martin Corporation	579,300	$49,854,558
Northrop Grumman Corporation	213,900	14,560,173
Raytheon Company	317,700	15,252,777
		79,667,508
Auto Components - 0.85%
Magna International, Inc.	197,500	14,423,425
Chemicals - 2.23%
The Mosaic Company (a)	2,244,300	37,928,670
Commercial Banks - 1.88%
Comerica, Inc.	280,700	15,977,444
KeyCorp	212,700	7,963,488
UnionBanCal Corporation	131,300	7,996,170
		31,937,102
Commercial Services & Supplies - 1.71%
Avis Budget Group, Inc.	210,740	3,854,435
Waste Management, Inc.	685,700	25,151,476
		29,005,911
Diversified Financial Services - 5.13%
Bank of America Corporation	534,922	28,655,771
JPMorgan Chase & Company	1,245,700	58,498,072
		87,153,843
Electric Utilities - 7.16%
Entergy Corporation	132,600	10,373,298
Exelon Corporation	931,500	56,393,010
FirstEnergy Corporation	29,400	1,642,284
FPL Group, Inc.	1,182,900	53,230,500
		121,639,092
Food & Staples Retailing - 2.92%
Safeway, Inc.	1,035,300	31,421,355
Supervalu, Inc.	1	18
Wal-Mart Stores, Inc.	366,800	18,090,576
		49,511,949
Food Products - 3.36%
Kraft Foods, Inc.	338,700	12,078,042
Sara Lee Corporation	787,800	12,659,946
Unilever PLC ADR	1,304,460	32,363,653
		57,101,641
Health Care Providers & Services - 1.07%
Tenet Healthcare Corporation (a)	2,233,000	18,176,620
Hotels, Restaurants & Leisure - 4.09%
Harrah's Entertainment, Inc.	506,100	33,620,223
McDonald's Corporation	189,800	7,424,976
Wyndham Worldwide Corporation (a)	447,180	12,507,624
Yum! Brands, Inc.	307,200	15,989,760
		69,542,583
Household Durables - 6.01%
Centex Corporation	1,478,200	77,782,884
Pulte Homes, Inc.	764,500	24,356,970
		102,139,854
Industrial Conglomerates - 4.32%
Tyco International Limited	2,621,400	73,372,986
Insurance - 14.30%
Assurant, Inc.	282,000	15,061,620
Conseco, Inc. (a)	741,200	15,557,788
Genworth Financial, Inc.	1,356,300	47,484,063
Hartford Financial Services Group, Inc.	98,900	8,579,575
MetLife, Inc.	833,500	47,242,780
Principal Financial Group, Inc.	30,200	1,639,256
Prudential Financial, Inc.	170,200	12,977,750
The St. Paul Travelers Companies, Inc.	1,260,100	59,086,089
UnumProvident Corporation	1,036,900	20,105,491
XL Capital Limited	220,700	15,162,090
		242,896,502
IT Services - 7.30%
Electronic Data Systems Corporation	3,394,200	83,225,784
MasterCard, Inc. (a)	580,200	40,817,070
		124,042,854
Machinery - 1.75%
Flowserve Corporation (a)	586,700	29,681,153
Media - 1.86%
Interpublic Group of Companies, Inc. (a)	3,186,900	31,550,310
Metals & Mining - 3.63%
Alcan, Inc.	175,900	7,013,133
Alcoa, Inc.	1,949,000	54,649,960
		61,663,093
Multi-Utilities - 0.70%
Public Service Enterprise Group, Inc.	194,700	11,913,693
Oil, Gas & Consumable Fuels - 0.64%
Petro-Canada	270,600	10,913,298
Paper & Forest Products - 1.26%
International Paper Company	91,700	3,175,571
Weyerhaeuser Company	294,700	18,132,891
		21,308,462
Pharmaceuticals - 1.78%
Merck & Company, Inc.	195,100	8,174,690
Schering-Plough Corporation	1,000,000	22,090,000
		30,264,690
Real Estate Management & Development - 1.84%
Realogy Corporation (a)	370,650	8,406,342
The St. Joe Company	415,200	22,782,024
		31,188,366
Road & Rail - 1.28%
CSX Corporation	662,200	21,740,026
Semiconductor & Semiconductor Equipment - 0.13%
Freescale Semiconductor, Inc. (a)	57,100	2,172,655
Software - 9.55%
BMC Software, Inc. (a)	609,700	16,596,034
CA, Inc.	3,630,306	86,001,949
Microsoft Corporation	2,182,600	59,650,458
		162,248,441
Specialty Retail - 2.53%
Home Depot, Inc.	1,185,300	42,990,831
Thrifts & Mortgage Finance - 4.26%
Freddie Mac	800,600	53,103,798
Washington Mutual, Inc.	440,800	19,161,576
		72,265,374
Tobacco - 0.93%
Altria Group, Inc.	205,900	15,761,645
Wireless Telecommunication Services - 0.33%
Alltel Corporation	101,600	5,638,800

Total investments - 99.49%
(Cost $1,605,708,882)		1,689,841,377

Time deposit* - 1.28%		21,705,355

Liabilities in excess of other assets - (0.77%)		(13,115,722)

Net assets - 100.00%		$1,698,431,010

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.63% and matures on 10/2/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Large Cap Value Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.39%
Aerospace & Defense - 5.24%
Lockheed Martin Corporation	2,213,000	$190,450,780
Raytheon Company	2,262,400	108,617,824
		299,068,604
Auto Components - 0.94%
Magna International, Inc.	732,500	53,494,475
Chemicals - 3.10%
Eastman Chemical Company	3,272,000	176,753,440
Commercial Banks - 2.07%
KeyCorp	1,669,900	62,521,056
UnionBanCal Corporation	911,100	55,485,990
		118,007,046
Commercial Services & Supplies - 1.95%
Avis Budget Group, Inc.	839,080	15,346,773
Waste Management, Inc.	2,621,400	96,152,952
		111,499,725
Diversified Financial Services - 4.69%
Bank of America Corporation	1,900,833	101,827,624
JPMorgan Chase & Company	3,536,900	166,092,824
		267,920,448
Electric Utilities - 7.93%
Entergy Corporation	379,600	29,696,108
Exelon Corporation	3,200,500	193,758,270
FPL Group, Inc.	5,092,500	229,162,500
		452,616,878
Food & Staples Retailing - 1.05%
Wal-Mart Stores, Inc.	1,217,300	60,037,236
Food Products - 3.47%
Kraft Foods, Inc.	623,400	22,230,444
Sara Lee Corporation	3,010,200	48,373,914
Unilever PLC ADR	5,133,819	127,370,049
		197,974,407
Health Care Providers & Services - 1.78%
Tenet Healthcare Corporation (a)	12,495,000	101,709,300
Hotels, Restaurants & Leisure - 4.25%
Harrah's Entertainment, Inc.	1,851,327	122,983,653
Wyndham Worldwide Corporation (a)	1,678,159	46,938,107
Yum! Brands, Inc.	1,397,200	72,724,260
		242,646,020
Household Durables - 6.32%
Centex Corporation	1,238,100	65,148,822
Lennar Corporation - B Shares	2,336,820	98,193,177
Lennar Corporation	4,359,500	197,267,375
		360,609,374
Industrial Conglomerates - 4.48%
Tyco International Limited	9,143,100	255,915,369
Insurance - 14.92%
Genworth Financial, Inc.	4,843,800	169,581,438
The Hanover Insurance Group, Inc.	1,658,200	74,005,466
MetLife, Inc.	3,182,400	180,378,432
The St. Paul Travelers Companies, Inc.	4,059,500	190,349,955
UnumProvident Corporation	8,483,000	164,485,370
XL Capital Limited	1,061,500	72,925,050
		851,725,711
IT Services - 5.08%
Electronic Data Systems Corporation	11,834,300	290,177,036
Machinery - 1.76%
SPX Corporation	1,884,800	100,723,712
Metals & Mining - 3.29%
Alcoa, Inc.	6,700,048	187,869,346
Multi-Utilities - 0.76%
Alliant Energy Corporation	5,200	185,796
Public Service Enterprise Group, Inc.	710,300	43,463,257
		43,649,053
Oil, Gas & Consumable Fuels - 0.99%
Tesoro Corporation	975,800	56,576,884
Paper & Forest Products - 1.05%
Weyerhaeuser Company	978,100	60,182,493
Real Estate Investment Trusts - 2.38%
Apartment Investment & Management Company	247,400	13,461,034
New Century Financial Corporation	1,784,500	70,148,695
Plum Creek Timber Company, Inc.	1,537,700	52,343,308
		135,953,037
Real Estate Management & Development - 0.75%
Realogy Corporation (a)	1,900,698	43,107,831
Software - 11.79%
BMC Software, Inc. (a)	6,270,900	170,693,898
CA, Inc.	12,561,041	297,571,061
Microsoft Corporation	7,508,600	205,210,038
		673,474,997
Specialty Retail - 2.60%
Home Depot, Inc.	4,096,700	148,587,309
Textiles, Apparel & Luxury Goods - 1.52%
Jones Apparel Group, Inc.	2,674,400	86,757,536
Thrifts & Mortgage Finance - 4.12%
Freddie Mac	2,736,200	181,492,146
Washington Mutual, Inc.	1,238,000	53,815,860
		235,308,006
Tobacco - 1.11%
Altria Group, Inc.	824,600	63,123,130

Total investments - 99.39%
(Cost $5,302,585,174)		5,675,468,403

Time deposit* - 0.92%		52,542,419

Liabilities in excess of other assets - (0.31%)		(17,635,566)

Net assets - 100.00%		$5,710,375,256

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.63% and matures on 10/2/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Mid-Cap Value Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.32%
Auto Components - 1.02%
Magna International, Inc.	600,700	$43,869,121
Chemicals - 10.77%
Agrium, Inc.	5,160,100	139,271,099
Eastman Chemical Company	2,437,800	131,689,956
FMC Corporation	568,400	36,417,388
Lubrizol Corporation	1,196,200	54,702,226
The Mosaic Company (a)	6,084,700	102,831,430
		464,912,099
Commercial Banks - 2.95%
Comerica, Inc.	805,200	45,831,984
KeyCorp	1,191,050	44,592,912
UnionBanCal Corporation	606,500	36,935,850
		127,360,746
Commercial Services & Supplies - 3.41%
Avis Budget Group, Inc.	2,068,850	37,839,267
IKON Office Solutions, Inc.	8,136,400	109,353,216
		147,192,483
Electric Utilities - 2.88%
FPL Group, Inc.	2,760,200	124,209,000
Food & Staples Retailing - 3.03%
BJ's Wholesale Club, Inc. (a)	2,671,500	77,954,370
Safeway, Inc.	1,747,400	53,033,590
		130,987,960
Gas Utilities - 0.88%
Southern Union Company	1,444,791	38,156,937
Health Care Providers & Services - 1.46%
Tenet Healthcare Corporation (a)	7,725,400	62,884,756
Hotels, Restaurants & Leisure - 3.32%
Harrah's Entertainment, Inc.	1,345,600	89,388,208
Yum! Brands, Inc.	1,037,600	54,007,080
		143,395,288
Household Durables - 7.22%
Centex Corporation	2,040,100	107,350,062
Furniture Brands International, Inc.	1,255,600	23,906,624
Pulte Homes, Inc.	3,735,800	119,022,588
Toll Brothers, Inc. (a)	2,193,500	61,593,480
		311,872,754
Insurance - 15.04%
Assurant, Inc.	1,404,800	75,030,368
CNA Financial Corporation (a)	1,725,724	62,160,579
Conseco, Inc. (a)	4,385,100	92,043,249
Genworth Financial, Inc.	3,781,900	132,404,319
The Hanover Insurance Group, Inc.	1,379,400	61,562,622
Lincoln National Corporation	715,800	44,436,864
UnumProvident Corporation	7,045,900	136,620,001
XL Capital Limited	659,500	45,307,650
		649,565,652
IT Services - 8.19%
BearingPoint, Inc. (a)	4,124,300	32,416,998
Electronic Data Systems Corporation	8,744,900	214,424,948
MasterCard, Inc. (a)	1,519,100	106,868,685
		353,710,631
Machinery - 5.78%
Flowserve Corporation (a)	3,474,800	175,790,132
SPX Corporation	1,384,300	73,976,992
		249,767,124
Marine - 0.66%
Alexander & Baldwin, Inc.	644,400	28,592,028
Media - 6.90%
Dow Jones & Company, Inc.	3,809,700	127,777,338
Interpublic Group of Companies, Inc. (a)	6,558,600	64,930,140
R.H. Donnelley Corporation (a)	1,169,966	61,891,201
Valassis Communications, Inc. (a)	2,456,500	43,357,225
		297,955,904
Oil, Gas & Consumable Fuels - 1.38%
Tesoro Corporation	1,028,900	59,655,622
Real Estate Investment Trusts - 1.56%
American Home Mortgage Investment Corporation	1,746,700	60,907,429
Saxon Capital, Inc.	445,800	6,259,032
		67,166,461
Real Estate Management & Development - 6.51%
MI Developments, Inc.	3,008,300	109,652,535
The St. Joe Company	3,128,900	171,682,743
		281,335,278
Software - 9.02%
BMC Software, Inc. (a)	4,709,600	128,195,312
CA, Inc.	9,335,144	221,149,561
Novell, Inc. (a)	6,600,100	40,392,612
		389,737,485
Specialty Retail - 2.99%
Foot Locker, Inc.	2,653,200	66,993,300
Rent-A-Center, Inc. (a)	2,123,500	62,197,315
		129,190,615
Textiles, Apparel & Luxury Goods - 2.35%
Jones Apparel Group, Inc.	3,127,900	101,469,076

Total investments - 97.32%
(Cost $3,648,594,997)		4,202,987,020

Time deposit* - 1.61%		69,782,783

Other assets in excess of liabilities - 1.07%		46,152,348

Net assets - 100.00%		$4,318,922,151

(a) - Non-income producing security.
* - Time deposit bears interest at 4.63% and matures on 10/2/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Small Cap Value Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.79%
Aerospace & Defense - 0.99%
EDO Corporation	292,900	$6,701,552
Chemicals - 10.41%
Agrium, Inc.	733,200	19,789,068
CF Industries Holdings, Inc.	1,550,100	26,460,207
Lubrizol Corporation	167,300	7,650,629
Pioneer Companies, Inc. (a)	470,300	11,527,053
Tronox, Inc.	401,200	5,115,300
		70,542,257
Commercial Services & Supplies - 13.89%
Avis Budget Group, Inc.	334,750	6,122,578
Bowne & Company, Inc.	965,300	13,784,484
IKON Office Solutions, Inc.	1,608,500	21,618,240
Kelly Services, Inc.	942,200	25,825,702
PHH Corporation (a)	688,300	18,859,420
Spherion Corporation (a)	1,105,500	7,904,325
		94,114,749
Electric Utilities - 1.71%
Great Plains Energy, Inc.	373,100	11,573,562
Food & Staples Retailing - 3.32%
BJ's Wholesale Club, Inc. (a)	479,800	14,000,564
Pathmark Stores, Inc. (a)	852,000	8,477,400
		22,477,964
Gas Utilities - 1.39%
Southern Union Company	355,662	9,393,033
Hotels, Restaurants & Leisure - 5.51%
Lodgian, Inc. (a)	1,437,209	19,086,136
Magna Entertainment Corporation (a)	2,116,300	9,925,447
Sunterra Corporation (a)	735,800	8,336,614
		37,348,197
Household Durables - 12.43%
Beazer Homes USA, Inc.	442,600	17,279,104
Brookfield Homes Corporation	315,064	8,872,202
Comstock Homebuilding Companies, Inc. (a)	385,000	2,079,000
Furniture Brands International, Inc.	495,700	9,438,128
MDC Holdings, Inc.	278,300	12,927,035
WCI Communities, Inc. (a)	1,925,700	33,584,208
		84,179,677
Insurance - 8.09%
Conseco, Inc. (a)	302,900	6,357,871
The Hanover Insurance Group, Inc.	566,300	25,273,969
KMG America Corporation (a)	774,500	5,692,575
PMA Capital Corporation (a)	405,700	3,578,274
United America Indemnity Limited (a)	617,828	13,882,595
		54,785,284
IT Services - 1.12%
BearingPoint, Inc. (a)	967,700	7,606,122
Machinery - 4.32%
Flowserve Corporation (a)	578,400	29,261,256
Marine - 2.34%
Alexander & Baldwin, Inc.	356,900	15,835,653
Media - 8.36%
Live Nation, Inc. (a)	433,000	8,841,860
R.H. Donnelley Corporation (a)	115,100	6,088,790
Valassis Communications, Inc. (a)	1,131,300	19,967,445
Westwood One, Inc.	3,069,100	21,729,228
		56,627,323
Oil, Gas & Consumable Fuels - 4.46%
Alpha Natural Resources, Inc. (a)	389,800	6,143,248
Foundation Coal Holdings, Inc.	525,400	17,007,198
Overseas Shipholding Group, Inc.	114,000	7,041,780
		30,192,226
Real Estate Investment Trusts - 6.54%
Aames Investment Corporation	1,399,900	6,509,535
Capital Lease Funding, Inc.	1,011,700	11,219,753
Eagle Hospitality Properties Trust, Inc.	563,100	5,236,830
Fieldstone Investment Corporation	371,600	3,244,068
Fieldstone Investment Corporation 144A (r)	556,700	4,859,991
Government Properties Trust, Inc.	66,700	601,634
Lexington Corporate Properties Trust	401,600	8,505,888
MortgageIT Holdings, Inc.	290,900	4,095,872
		44,273,571
Real Estate Management & Development - 6.93%
MI Developments, Inc.	1,025,600	37,383,120
The St. Joe Company	102,200	5,607,714
Thomas Properties Group, Inc.	305,800	3,929,530
		46,920,364
Software - 1.48%
Agile Software Corporation (a)	509,200	3,325,076
Novell, Inc. (a)	1,100,700	6,736,284
		10,061,360
Specialty Retail - 2.24%
Eddie Bauer Holdings, Inc. (a)	490,400	5,271,800
Rent-A-Center, Inc. (a)	338,600	9,917,594
		15,189,394
Textiles, Apparel & Luxury Goods - 4.26%
The Warnaco Group, Inc. (a)	1,493,100	28,876,554

Total investments - 99.79%
(Cost $622,692,194)		675,960,098

Other assets in excess of liabilities - 0.21%		1,403,697

Net assets - 100.00%		$677,363,795

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.

Hotchkis and Wiley All Cap Value Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 98.68%
Chemicals - 1.97%
Eastman Chemical Company	67,800	$3,662,556
Commercial Services & Supplies - 3.07%
IKON Office Solutions, Inc.	424,700	5,707,968
Health Care Providers & Services - 2.78%
Tenet Healthcare Corporation (a)	634,100	5,161,574
Household Durables - 14.51%
WCI Communities, Inc. (a)	1,546,900	26,977,936
Industrial Conglomerates - 3.22%
Tyco International Limited	213,600	5,978,664
Insurance - 13.81%
The Hanover Insurance Group, Inc.	142,500	6,359,775
The St. Paul Travelers Companies, Inc.	115,600	5,420,484
UnumProvident Corporation	465,600	9,027,984
XL Capital Limited	70,900	4,870,830
		25,679,073
IT Services - 12.89%
Electronic Data Systems Corporation	719,500	17,642,140
MasterCard, Inc. (a)	89,800	6,317,430
		23,959,570
Machinery - 10.84%
Flowserve Corporation (a)	165,400	8,367,586
Miller Industries, Inc. (a)	645,698	11,796,902
		20,164,488
Media - 2.65%
Valassis Communications, Inc. (a)	211,700	3,736,505
Westwood One, Inc.	169,300	1,198,644
		4,935,149
Real Estate Investment Trusts - 11.24%
Capital Lease Funding, Inc.	820,100	9,094,909
Fieldstone Investment Corporation	198,700	1,734,651
Fieldstone Investment Corporation 144A (r)	216,900	1,893,537
Government Properties Trust, Inc.	907,600	8,186,552
		20,909,649
Real Estate Management & Development - 5.50%
MI Developments, Inc.	280,600	10,227,870
Software - 12.97%
BMC Software, Inc. (a)	46,000	1,252,120
CA, Inc.	965,049	22,862,011
		24,114,131
Specialty Retail - 3.23%
Home Depot, Inc.	165,600	6,006,312

Total investments - 98.68%
(Cost $177,090,878)		183,484,940

Time deposit* - 0.95%		1,777,692

Other assets in excess of liabilities - 0.37%		681,716

Net assets - 100.00%		$185,944,348

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 4.63% and matures on 10/2/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$1,605,708,882	$5,302,585,174	$3,648,594,997	$622,692,194	$177,090,878
Gross unrealized appreciation	143,673,881	606,936,033	677,816,879	117,105,470	22,871,992
Gross unrealized depreciation	-59,541,386	-234,052,804	-123,424,856	-63,837,566	-16,477,930
Net unrealized appreciation	84,132,495	372,883,229	554,392,023	53,267,904	6,394,062

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title) /s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date  November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date  November 17, 2006

By (Signature and Title)/s/ Anna Marie Lopez
Anna Marie Lopez
Treasurer of Hotchkis and Wiley Funds

Date November 17, 2006